Description of Business and Basis of Presentation (Details) - $ / shares										1 Months Ended
	Nov. 27, 2019	Apr. 02, 2019	Mar. 04, 2019	Jan. 31, 2019	Jan. 29, 2019	Jan. 23, 2019	Jan. 22, 2019	Jan. 20, 2019	Jan. 12, 2019	Nov. 15, 2019	Sep. 04, 2019
Description of Business and Basis of Presentation (Textual)
Number of common stock stockholder received after merger agreement, description	For each share of ComSovereign common stock, the stockholder received 1.8902 shares of the Company's common stock.
Outstanding shares of Preferred Series A were exchanged										2,600,000
Aggregate shares of common stock										2,600,000
Common stock per share					$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.50
Dr. Chen K. Sun [Member]
Description of Business and Basis of Presentation (Textual)
Unregistered redeemable convertible preferred stock, description				In connection with the purchase of VEO, ComSovereign issued 1,500,000 unregistered shares of Series A Redeemable Convertible Preferred stock (“Preferred Series A”) to Dr. Chen K. Sun, who is also a founding member of ComSovereign.
Sergei Begliarov [Member]
Description of Business and Basis of Presentation (Textual)
Unregistered redeemable convertible preferred stock, description				In connection with the purchase of InduraPower, ComSovereign issued an aggregate of 800,000 unregistered Preferred Series A shares. Of those 800,000 shares, 688,800 Preferred Series A shares were issued to Sergei Begliarov, who is a founding member of ComSovereign and who became the Chief Executive Officer of InduraPower, and the balance was distributed to four other shareholders.
Dr. Dustin McIntire [Member]
Description of Business and Basis of Presentation (Textual)
Unregistered redeemable convertible preferred stock, description			In connection with the purchase of Silver Bullet, ComSovereign issued 300,000 unregistered Preferred Series A shares to Dr. Dustin McIntire, who is a founding member of ComSovereign and who became the Company’s Chief Technology Officer.
DragonWave and Lextrum [Member]
Description of Business and Basis of Presentation (Textual)
Unregistered redeemable convertible preferred stock, description		In connection with the purchase of DragonWave and Lextrum, ComSovereign issued an aggregate of 13,237,149 shares of common stock to the shareholders of the parent company of DragonWave and Lextrum. Included in those shareholders were Daniel L. Hodges, the Chairman of the parent company, and John E. Howell, the Director and Chief Executive Officer of the parent company.
Founding Member One [Member]
Description of Business and Basis of Presentation (Textual)
Common stock acquired								6,000,000	6,000,000
Founding Member Two [Member]
Description of Business and Basis of Presentation (Textual)
Common stock acquired								6,000,000	6,000,000
Addional Founding [Member]
Description of Business and Basis of Presentation (Textual)
Common stock acquired					100,000	500,000
Aggregate shares of common stock							3,290,000
Common stock per share						$ 0.0001